Bank loans (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Bank Loans [Abstract]
Interest Expense	$ 27,937	$ 21,898	$ 33,068